Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

(3) Investment Securities

Investment securities as of December 31, 2015 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$297,778,875	$62,815	$(6,791,837)	$291,049,853
State, County and Municipal	5,089,137	30,542	(20,233)	5,099,446

	$302,868,012	$93,357	$(6,812,070)	$296,149,299

The amortized cost and fair value of investment securities as of December 31, 2015, by contractual maturity, are shown hereafter. Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$330,531	$331,818
Due After One Year Through Five Years	770,079	773,706
Due After Five Years Through Ten Years	2,492,993	2,517,901
Due After Ten Years	1,495,534	1,476,021

	5,089,137	5,099,446

Mortgage-Backed Securities	297,778,875	291,049,853

	$302,868,012	$296,149,299

Investment securities as of December 31, 2014 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$278,419,055	$155,902	$(7,511,288)	$271,063,669
State, County and Municipal	3,516,400	27,181	(12,664)	3,530,917

	$281,935,455	$183,083	$(7,523,952)	$274,594,586
Securities Held to Maturity
State, County and Municipal	$29,796	$127	$-	$29,923

Proceeds from sales of investments available for sale were $28,273,634 in 2015, $13,620,956 in 2014, and $72,672,795 in 2013. Gross realized gains totaled $207,896 in 2015, $67,601 in 2014, and $442,124 in 2013. Gross realized losses totaled $196,316 in 2015, $45,666 in 2014, and $805,928 in 2013. In addition, gross realized losses of $23,046 in 2015 was due to a loss on a maturity for a held-to-maturity investment and gross realized gains of $1,800 in 2014 was due to a gain on a call for a held-to-maturity investment.

Investment securities having a carrying value totaling $133,754,087 and $135,531,563 as of December 31, 2015 and 2014, respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at December 31, 2015 and 2014 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2015
U.S. Government Agencies
Mortgage-Backed	$139,765,025	$(1,270,011)	$139,720,125	$(5,521,826)	$279,485,150	$(6,791,837)
State, County and Municipal	1,034,613	(20,233)	-	-	1,034,613	(20,233)

	$140,799,638	$(1,290,244)	$139,720,125	$(5,521,826)	$280,519,763	$(6,812,070)

December 31, 2014
U.S. Government Agencies
Mortgage-Backed	$66,609,319	$(396,896)	$183,645,552	$(7,114,392)	$250,254,871	$(7,511,288)
State, County and Municipal	-	-	1,379,547	(12,664)	1,379,547	(12,664)

	$66,609,319	$(396,896)	$185,025,099	$(7,127,056)	$251,634,418	$(7,523,952)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2015, the debt securities with unrealized losses have depreciated 2.37 percent from the Company’s amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary. However, the Company did own one asset-backed security at December 31, 2015 which was completely written off during prior years. This investment is comprised of one issuance of a trust preferred security and has no book value. Management evaluates this investment on a quarterly basis utilizing a third-party valuation model. The results of this model revealed other-than-temporary impairment and as a result, $366,623 was written off during the year ended December 31, 2013.